Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Accounting Policies [Abstract]
Number of shares of common stock issued underlying restricted stock awards outstanding		5,000
Offering costs charged to stockholders' equity upon completion of offering		$ 4,332,430
Unrecognized tax benefits	$ 0	0
Amount paid for payment of interest and penalties	$ 0	$ 724